Intangible Assets, Net (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) PatentApplications Vehicle	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Vehicle	Dec. 31, 2017 USD ($)
Patent, amortization period			15 years		15 years
Amortization expense	$ 10,074	$ 6,717	$ 29,102	$ 21,952	$ 28,669	$ 23,568
Loss of abandonment of patents	$ 36,205		$ 36,205
Patents, units			29		28
Patents expiration date			Patents will expire beginning in 2023 through 2028		Patents will expire beginning in 2023 through 2028
Number of patent application pending | Vehicle			3
United States [Member]
Patents, units			14		14
Number of patent application pending			2		1
Europe, Canada, China, India, Japan, and Hong Kong [Member]
Patents, units			15		14
Europe and Brazil [Member]
Number of patent application pending			2		2